Financial and other non-current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2025 and 2024.
Financial assets

($ millions)	2025	2024
Long-term note receivable and other financial assets measured at amortized cost	191	175
Long-term financial investments measured at FVOCI(1)	328	282
Long-term financial investments measured at FVPL	4	1
Long-term receivables from customers	168	121
Non-current minimum lease payments from finance lease agreements	31	28
Long-term loans, advances and security deposits	46	45
Total financial assets	768	652
(1) Includes $11 million of Long-term convertible notes due from associated companies as of December 31, 2024. Refer to Note 24 for additional information.
Minimum lease payments from finance lease agreements
The below table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2025					2024
($ millions)	Total future payments	Unearned finance income	Present value	Provision	Net book value	Total future payments	Unearned finance income	Present value	Provision	Net book value
Not later than one year(1)	25	(1)	24	—	24	25	(2)	23	—	23
Between one and five years	35	(2)	33	(4)	29	36	(2)	34	(8)	26
Later than five years	2	—	2	—	2	2	—	2	—	2
Total	62	(3)	59	(4)	55	63	(4)	59	(8)	51
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	Note	2025	2024
Deferred compensation plans		202	180
Prepaid post-employment benefit plans	22	7	6
Investments in associated companies	24	77	293
Other non-current assets		111	115
Total other non-current assets		397	594